                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina            August 11, 2011
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 93
Form 13F Information Table Value Total: (thousands) 283,236
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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CANAL INSURANCE COMPANY
AND CANAL INDEMNITY COMPANY

SEC 13-F

                                             as of             6/30/2011

                                                                                                    VOTING AUTHORITY
                                  TITLE OF             MARKET VALUE SHARES/PAR        INVESTMENT ---------------------
        NAME OF ISSUER              CLASS     CUSIP      (1000'S)      VALUE   SH/PRN DISCRETION    SOLE   SHARED NONE
--------------------------------- -------- ----------- ------------ ---------- ------ ---------- --------- ------ ----
AMERIGROUP CORP 2.00% Conv Bond   BOND     03073T-AB-8     2,658         1,600   PRN     Sole        1,600
CSG SYSTEMS INT'L 2.50% Conv Bd   BOND     126349-AB-5     1,005         1,000   PRN     Sole        1,000
CERADYNE INC 2.875% Conv Corp Bd  BOND     156710-AA-3     2,875         2,875   PRN     Sole        2,875
COVANTA HOLDING 1.00% Conv Bd     BOND     22282E-AA-0       747           750   PRN     Sole          750
COVANTA HOLDING 1.00% Conv Bd     BOND     22282E-AC-6     1,136         1,000   PRN     Sole        1,000
ENERSYS 3.375% Convertible Bond   BOND     29275Y-AA-0     1,121         1,000   PRN     Sole        1,000
LEUCADIA NATL 3.75% Conv Corp Bd  BOND     527288-AX-2     1,911         1,190   PRN     Sole        1,190
MEDICIS PHRM 2.50% Conv Corp Bd   BOND     58470K-AA-2     1,351         1,000   PRN     Sole        1,000
NUANCE COMMUNIC  2.75% Conv Bds   BOND     67020Y-AB-6     1,310         1,000   PRN     Sole        1,000
TRANSOCEAN INC 1.50% Conv Bd      BOND     893830-AW-9     2,744         2,800   PRN     Sole        2,800
WORLD ACCEP CORP 3.00% Conv Nts   BOND     981417-AB-4     1,796         1,650   PRN     Sole        1,650
AGL RESOURCE  INC.                COM      001204-10-6       456        11,200   SH      Sole       11,200
AT&T INC                          COM      00206R-10-2       314        10,000   SH      Sole       10,000
ABBOTT LABORATORIES               COM      002824-10-0       526        10,000   SH      Sole       10,000
ADVANCED MICRO DEVICES  INC.      COM      007903-10-7       280        40,000   SH      Sole       40,000
ALTRIA GROUP INC                  COM      02209S-10-3       158         6,000   SH      Sole        6,000
ANADARKO PETROLEUM CORP           COM      032511-10-7     6,141        80,000   SH      Sole       80,000
APACHE CORP                       COM      037411-10-5     2,468        20,000   SH      Sole       20,000
BP AMOCO P L C ADR                COM      055622-10-4     4,085        92,240   SH      Sole       92,240
BABCOCK & WILCOX CO New           COM      05615F-10-2     1,386        50,000   SH      Sole       50,000
BARD-C R-INC                      COM      067383-10-9     4,175        38,000   SH      Sole       38,000
BARRICK GOLD CORP                 COM      067901-10-8     1,792        39,576   SH      Sole       39,576
BAXTER INTERNATIONAL  INC         COM      071813-10-9     4,178        70,000   SH      Sole       70,000
BECTON DICKINSON                  COM      075887-10-9     3,447        40,000   SH      Sole       40,000
BHP BILLITON LTD                  COM      088606-10-8     7,570        80,000   SH      Sole       80,000
BRISTOL MYERS SQUIBB CO           COM      110122-10-8     3,810       131,549   SH      Sole      131,549
BROCADE COMMUNICATIONS SYSTEMS    COM      111621-30-6       646       100,000   SH      Sole      100,000
CVS CAREMARK CORP                 COM      126650-10-0     2,255        60,000   SH      Sole       60,000
CAMPBELL SOUP CO                  COM      134429-10-9     1,382        40,000   SH      Sole       40,000
CANADIAN PACIFIC RAILWAY LTD      COM      13645T-10-0     2,966        47,600   SH      Sole       47,600
CENOVUS ENERGY INC                COM      15135U-10-9     3,766       100,000   SH      Sole      100,000
CHEVRON CORP                      COM      166764-10-0     9,177        89,240   SH      Sole       89,240
CISCO SYSTEMS                     COM      17275R-10-2     4,683       300,000   SH      Sole      300,000
CONOCOPHILLIPS                    COM      20825C-10-4    10,527       140,000   SH      Sole      140,000
DOMINION RESOURCES INC            COM      25746U-10-9     1,667        34,528   SH      Sole       34,528
DUPONT DENEMOURS & CO             COM      263534-10-9     1,135        21,000   SH      Sole       21,000
DUKE ENERGY HOLDING CORPORATION   COM      26441C-10-5     4,482       238,000   SH      Sole      238,000
EMC CORP                          COM      268648-10-2     4,175       151,553   SH      Sole      151,553
ECHO GLOBAL LOGISTICS INC         COM      27875T-10-1       122         6,900   SH      Sole        6,900
EL PASO CORP                      COM      28336L-10-9     4,040       200,000   SH      Sole      200,000
ENCANA CORPORATION                COM      292505-10-4     3,079       100,000   SH      Sole      100,000

EXXON MOBIL CORP                  COM      30231G-10-2    11,393       140,000   SH      Sole      140,000
FLUOR CORP NEW                    COM      343412-10-2     2,586        40,000   SH      Sole       40,000
FLOWERS FOODS                     COM      343498-10-1     2,009        91,162   SH      Sole       91,162
FREEPORT MCMORAN COPPER & GOLD    COM      35671D-85-7       780        14,740   SH      Sole       14,740
GENERAL DYNAMICS CORPORATION      COM      369550-10-8     1,490        20,000   SH      Sole       20,000
GENERAL ELECTRIC CO               COM      369604-10-3       754        40,000   SH      Sole       40,000
GLOBAL  PAYMENTS INC              COM      37940X-10-2     2,754        54,000   SH      Sole       54,000
HARRIS CORP                       COM      413875-10-5     1,802        40,000   SH      Sole       40,000
HEWLETT PACKARD COMPANY           COM      428236-10-3     5,460       150,000   SH      Sole      150,000
HOME DEPOT INC                    COM      437076-10-2     2,898        80,000   SH      Sole       80,000
HUNTINGTON INGALLS INDUSTRIES     COM      446413-10-6       320         9,285   SH      Sole        9,285
INTEL CORP                        COM      458140-10-0     2,216       100,000   SH      Sole      100,000
INTERNATIONAL BUSINESS MACHS CORP COM      459200-10-1    14,239        83,000   SH      Sole       83,000
JPMORGAN CHASE & CO               COM      46625H-10-0     1,228        30,000   SH      Sole       30,000
JOHNSON & JOHNSON                 COM      478160-10-4     6,652       100,000   SH      Sole      100,000
KRAFT FOODS INC                   COM      50075N-10-4       179         5,076   SH      Sole        5,076
L-3 COMMUNICATIONS HLDGS          COM      502424-10-4       875        10,000   SH      Sole       10,000
LEVEL 3 COMMUNICATIONS INC        COM      52729N-10-0       939       385,000   SH      Sole      385,000
LINCOLN NATIONAL CORP             COM      534187-10-9       648        22,734   SH      Sole       22,734
LOCKHEED MARTIN CORPORATION       COM      539830-10-9     6,478        80,000   SH      Sole       80,000
MCDERMOTT INTERNATIONAL  INC      COM      580037-10-9     2,972       150,000   SH      Sole      150,000
MERCK & COMPANY New               COM      58933Y-10-5     4,994       141,500   SH      Sole      141,500
MICROSOFT CORP                    COM      594918-10-4     8,580       330,000   SH      Sole      330,000
MONSANTO COMPANY                  COM      61166W-10-1       742        10,234   SH      Sole       10,234
NATIONAL SEMICONDUCTOR            COM      637640-10-3     1,477        60,000   SH      Sole       60,000
NEWMONT MINING CORP               COM      651639-10-6     3,646        67,561   SH      Sole       67,561
NORTHROP GRUMMAN CORP             COM      666807-10-2     3,864        55,712   SH      Sole       55,712
NUANCE COMMUNICATIONS INC         COM      67020Y-10-0     1,975        92,000   SH      Sole       92,000
ORBITAL SCIENCES CORP             COM      685564-10-6     1,410        83,700   SH      Sole       83,700
PALL CORP                         COM      696429-30-7     1,687        30,000   SH      Sole       30,000
PFIZER INC                        COM      717081-10-3     4,245       206,050   SH      Sole      206,050
PHILIP MORRIS INTERNATIONAL       COM      718172-10-9       200         3,000   SH      Sole        3,000
PIEDMONT NATURAL GAS COMPANY INC  COM      720186-10-5     7,595       250,987   SH      Sole      250,987
PROGRESS ENERGY INC               COM      743263-10-5     1,920        40,000   SH      Sole       40,000
ULTRASHORT S&P 500 PROSHARES ETF  COM      74347R-88-3     8,256       400,000   SH      Sole      400,000
RAYTHEON CO                       COM      755111-50-7     6,655       133,500   SH      Sole      133,500
SCANA CORP                        COM      80589M-10-2     1,811        46,000   SH      Sole       46,000
SCANSOURCE INC.                   COM      806037-10-7     2,943        78,535   SH      Sole       78,535
SCHLUMBERGER LTD                  COM      806857-10-8     6,998        81,000   SH      Sole       81,000
SPECTRA ENERGY CORP               COM      847560-10-9     4,249       155,000   SH      Sole      155,000
TEMPLETON CHINA WORLD FUND        COM      88018X-10-2       820        20,000   SH      Sole       20,000
TEXAS INSTRUMENTS INC             COM      882508-10-4     1,642        50,000   SH      Sole       50,000
THERMO FISHER SCIENTIFIC INC      COM      883556-10-2     1,288        20,000   SH      Sole       20,000
TRIMBLE NAVIGATIONS LTD           COM      896239-10-0     1,982        50,000   SH      Sole       50,000
UNITED TECHNOLOGIES CORP          COM      913017-10-9    10,179       115,000   SH      Sole      115,000
WILLIAMS COMPANIES                COM      969457-10-0     6,413       212,000   SH      Sole      212,000
XEROX CORPORATION                 COM      984121-10-3     1,562       150,000   SH      Sole      150,000
YAHOO! INC                        COM      984332-10-6       451        30,000   SH      Sole       30,000
ZIMMER HOLDINGS INC               COM      98956P-10-2       316         5,000   SH      Sole        5,000
COVIDIEN LTD                      COM      G2554F-11-3     1,331        25,000   SH      Sole       25,000
NABORS INDUSTRIES LTD             COM      G6359F-10-3       887        36,000   SH      Sole       36,000
TRANSOCEAN INC.                   COM      H8817H-10-0       903        13,992   SH      Sole       13,992